Summary of Significant Accounting Policies - Lease (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Summary of Significant Accounting Policies
Operating lease right-of-use assets	¥ 20,809	$ 3,265	¥ 105,938
Operating lease liabilities	21,667		110,631
Operating lease liabilities-current	13,721	2,153	40,204
Operating lease liabilities-non-current	¥ 7,946	$ 1,247	¥ 70,427